Note 9 - Income Taxes (Details) - Deferred Tax Assets and Deferred Tax Liabilities - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Items giving rise to deferred tax assets:
Allowance for loan losses	$ 2,302	$ 2,882
Deferred compensation	2,089	2,008
Deferred loan fees/costs	273	288
Other real estate owned	370	370
Accrued bonus	166
Other	143	84
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(149)	(167)
FHLB stock dividends	(1,074)	(1,074)
Unrealized gain on securities available for sale	(157)	(495)
Prepaid expenses	(234)	(206)
Depreciation and amortization	(740)	(451)
Other	(5)	(2)
Net deferred tax asset	$ 2,984	$ 3,237